Provisions for expected credit losses - Movement in provision for ECL on loans and credit commitments (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Balance at the beginning of the period	$ 4,625	$ 4,675
Balance at the end of the period	4,912	4,625	$ 4,675
Loans and credit commitments
Provisions for expected credit losses
Business activity during the year	54	(136)	(94)
Net remeasurement of provision for ECL	463	416	336
Loans and credit commitments | Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Balance at the beginning of the period	4,625	4,675	4,999
Business activity during the year	54	(136)	(94)
Net remeasurement of provision for ECL	463	416	336
Write-offs	(271)	(368)	(566)
Exchange rate and other adjustments	41	38
Balance at the end of the period	4,912	4,625	4,675
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Balance at the beginning of the period	885	1,078	936
Transfers to Stage 1	694	451	461
Transfers to Stage 2	(159)	(133)	(102)
Transfers to Stage 3	(4)	(6)	(8)
Business activity during the year	136	99	255
Net remeasurement of provision for ECL	(670)	(603)	(463)
Exchange rate and other adjustments	9	(1)	(1)
Balance at the end of the period	891	885	1,078
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Balance at the beginning of the period	2,341	2,107	2,091
Transfers to Stage 1	(619)	(394)	(398)
Transfers to Stage 2	408	493	509
Transfers to Stage 3	(247)	(185)	(198)
Business activity during the year	54	(95)	(149)
Net remeasurement of provision for ECL	677	425	264
Exchange rate and other adjustments	14	(10)	(12)
Balance at the end of the period	2,628	2,341	2,107
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Balance at the beginning of the period	1,399	1,490	1,972
Transfers to Stage 1	(75)	(57)	(63)
Transfers to Stage 2	(249)	(360)	(407)
Transfers to Stage 3	251	191	206
Business activity during the year	(136)	(140)	(200)
Net remeasurement of provision for ECL	456	594	535
Write-offs	(271)	(368)	(566)
Exchange rate and other adjustments	18	49	13
Balance at the end of the period	$ 1,393	$ 1,399	$ 1,490